Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2014
Operating activities
Net loss	$ (2,738)	$ (44,567)
Adjustment to reconcile net loss to net cash used by operating activities:
Unrealized loss on foreign currency transactions	2,081
Restricted stock amortization		17,579
Vessel depreciation		117
Amortization of deferred financing costs		10
Changes in operating assets and liabilities:
Increase in amounts due from charterers		(261)
Increase in prepaid expenses and other current assets	(4)	(2,756)
Increase in accounts payable and accrued expenses	634	1,287
Related party balances		(20,465)
Net cash used in operating activities	(27)	(49,056)
Investing activities
Payments for vessels under construction	(70,053)	(562,781)
Net cash used in investing activities	(70,053)	(562,781)
Financing activities
Proceeds from issuance of common stock	243,123	42,345
Proceeds from Senior Notes offering		65,000
Debt issue costs paid		(10,819)
Net cash provided by financing activities	243,123	96,526
(Decrease) increase in cash and cash equivalents	173,043	(515,311)
Cash at cash equivalents, beginning of period		733,896
Cash and cash equivalents, end of period	$ 173,043	$ 218,585